Income Taxes, Reconciliation of Deferred Tax Assets and Liabilities, Net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)
Reconciliation of Deferred Tax Assets and Liabilities, Net [Abstract]
Beginning balance	$ 116,614,520	$ 98,415,751
Deferred tax benefit	12,920,451	13,810,280
Translation effect	(4,202,772)	3,202,557
Deferred tax income recognized in OCI	(1,657,918)	1,861,305
Deferred taxes acquired in business combinations	1,811,189	(529,191)
Hyperinflationary effect in Argentina	0	(146,182)
Ending balance	125,485,470	116,614,520	$ 98,415,751
Presented in the Consolidated Statements of Financial Position as Follows [Abstract]
Deferred income tax assets	153,217,164	137,883,622		$ 7,560
Deferred income tax liabilities	(27,731,694)	(21,269,102)		$ (1,369)
Deferred tax assets and liabilities, net	125,485,470	116,614,520	$ 98,415,751
Deductible temporary differences for which no deferred tax asset is recognised	$ 596,631,908	$ 3,909,327
Results of Operations [Abstract]
Tax rate effect of foreign tax rates	36.00%	13.90%	17.40%
Statutory tax rates	30.00%	30.00%	30.00%
Foreign countries [member]
Reconciliation of Deferred Tax Assets and Liabilities, Net [Abstract]
Deferred tax benefit	$ 633,557	$ 7,103,867	$ 4,909,727
Bottom of Range [Member] | Foreign countries [member]
Results of Operations [Abstract]
Statutory tax rates	10.00%
Top of Range [Member] | Foreign countries [member]
Results of Operations [Abstract]
Statutory tax rates	35.00%
CUCA [Member]
Presented in the Consolidated Statements of Financial Position as Follows [Abstract]
Contributed capital account	$ 1,225,260,518	1,128,833,955
CUFIN [Member]
Presented in the Consolidated Statements of Financial Position as Follows [Abstract]
Contributed capital account	$ 925,309,212	$ 841,510,931